PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
3.	PROPERTY AND EQUIPMENT.

Property and equipment consisted of the following (in thousands):

	December 31,
	2010	2009
Facilities and plant equipment	$166,229	$307,142
Land	2,570	5,566
Other equipment, vehicles and furniture	4,635	4,749
Water rights – capital lease	—	1,613
Construction in progress	2,355	2,445
	175,789	321,515
Accumulated depreciation	(6,813)	(77,782)
	$168,976	$243,733

The Company, through its Plant Owners, maintains ethanol production facilities, with installed capacity of 200 million gallons per year. In accordance with the Company’s policy for evaluating impairment of long-lived assets in accordance with FASB ASC 360, Property, Plant and Equipment, management evaluates these facilities for possible impairment based on projected future cash flows from these facilities. As of the end of 2009, the Plant Owners were involved in the Chapter 11 Filings, and the Company was negotiating the Plant Owners’ reorganization, with different scenarios that could arise from the results of such negotiations. As such, the Company evaluated the various cash flow scenarios using a probability-weighted analysis. The analysis resulted in cash flows that were less than the carrying values of the facilities at December 31, 2009. The Company determined the fair value of these facilities was approximately $160,000,000, which was $247,657,000 below their carrying values, resulting in a noncash impairment charge. The Company’s estimate of fair value was based on both market transactions in 2009, for similar assets, giving more weight to those transactions that closed later in 2009, as well as valuations contemplated as the Company continued its negotiations with its lenders and other interested parties. Upon the Plant Owners’ emergence from their bankruptcy, New PE Holdco revalued these assets to approximately $170,485,000. Since October 6, 2010, the Company has consolidated the financial results of New PE Holdco and has therefore included these assets and their related depreciation expense in the Company’s financial results.

Depreciation expense, including idled property discussed below, was $8,536,000 and $34,160,000 for the years ended December 31, 2010 and 2009, respectively. One of the Pacific Ethanol Plants was idled at December 31, 2010 and two of the Pacific Ethanol Plants were idled at December 31, 2009. The carrying values of these facilities totaled $32,000,000 and $80,000,000 at December 31, 2010 and 2009, respectively. The Company continues to depreciate these assets which resulted in depreciation expense in the aggregate of $1,559,000 and $13,415,000 for the years ended December 31, 2010 and 2009, respectively.